Consolidated Statement of Loss and Comprehensive Loss - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Research and development expenses	€ (98,563,529)	€ (65,575,030)	€ (57,375,574)
General and administrative expenses	(47,124,638)	(31,338,590)	(29,339,034)
Total operating expenses	(145,688,167)	(96,913,620)	(86,714,608)
Finance income (expenses)	13,291,664	(2,912,643)	11,061,138
Loss before income tax	(132,396,503)	(99,826,263)	(75,653,470)
Income tax expense	(1,825,024)	(1,048,805)	(679,087)
Net Loss	(134,221,527)	(100,875,068)	(76,332,557)
Items that may be reclassified to profit or loss:
Exchange gain (loss) arising on translation of foreign operations	152,310	(57,874)	17,362
Total comprehensive loss attributable to:
Equity holders of the Company	€ (134,069,217)	€ (100,932,942)	€ (76,315,195)
Basic loss per share	€ (2.48)	€ (2.63)	€ (2.27)
Diluted loss per share	€ (2.48)	€ (2.63)	€ (2.27)